Investment Securities (Tables)	12 Months Ended
Dec. 31, 2020
Investment Securities
Schedule of available for debt securities
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

December 31, 2020
U.S. GSE debt securities	$8,007,142	$165,934	$3,245	$8,169,831
Agency MBS	40,861,370	547,930	30,951	41,378,349
ABS and OAS	2,508,997	160,999	0	2,669,996
Other investments	8,169,000	318,002	0	8,487,002
Total	$59,546,509	$1,192,865	$34,196	$60,705,178

December 31, 2019
U.S. GSE debt securities	$18,002,549	$99,743	$40,672	$18,061,620
Agency MBS	16,169,819	86,874	51,318	16,205,375
ABS and OAS	2,799,657	55,418	2,166	2,852,909
Other investments	8,665,000	181,846	0	8,846,846
Total	$45,637,025	$423,881	$94,156	$45,966,750

Schedule of investments pledged for collateral
	Amortized	Fair
	Cost	Value

December 31, 2020	$59,546,509	$60,705,178
December 31, 2019	45,637,025	45,966,750

Schedule of maturities of debt securities available for sale
	Amortized	Fair
	Cost	Value

Due in one year or less	$2,227,000	$2,247,603
Due from one to five years	5,942,000	6,239,399
Due from five to ten years	9,511,476	9,801,921
Due after ten years	1,004,663	1,037,906
Agency MBS	40,861,370	41,378,349
Total	$59,546,509	$60,705,178

Schedule of unrealized loss
	Less than 12 months		12 months or more		Totals
	Fair	Unrealized	Fair	Unrealized	Number of	Fair	Unrealized
	Value	Loss	Value	Loss	Securities	Value	Loss
December 31, 2020
U.S. GSE debt securities	$1,999,234	$3,245	$0	$0	2	$1,999,234	$3,245
Agency MBS	2,076,167	19,845	520,546	11,106	6	2,596,713	30,951
ABS and OAS	0	0	0	0	0	0	0
Other investments	0	0	0	0	0	0	0
Total	$4,075,401	$23,090	$520,546	$11,106	8	$4,595,947	$34,196

December 31, 2019
U.S. GSE debt securities	$7,964,192	$40,672	$0	$0	7	$7,964,192	$40,672
Agency MBS	5,273,683	24,648	2,920,091	26,670	13	8,193,774	51,318
ABS and OAS	1,000,490	2,166	0	0	1	1,000,490	2,166
Other investments	0	0	0	0	0	0	0
Total	$14,238,365	$67,486	$2,920,091	$26,670	21	$17,158,456	$94,156